General Information and Summary of Significant Accounting Policies - Schedule of Entities Classified as Associates (Detail)	12 Months Ended
Dec. 31, 2019
Nexus S.A [member]
Disclosure of associates [line items]
Entity's share	12.90%
Transbank S.A
Disclosure of associates [line items]
Entity's share	8.72%